Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment	12 Months Ended
Jun. 30, 2023
Storage [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	20 years
Machinery and equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Machinery and equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	20 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years
Furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Computer equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	3 years
Computer equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years